SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ACQUIRED EQUITY INTERESTS

Name of the MC	Percentage of Equity Interest Acquired	Percentage of Voting Interest Held
Medical Corporation Shobikai	100%	0%
Medical Corporation Kowakai	100%	0%
Medical Corporation Nasukai	100%	0%
Medical Corporation Aikeikai	100%	0%
Medical Corporation Jukeikai	100%	0%
Medical Corporation Ritz Cosmetic Surgery	100%	0%

Name of the MC	Percentage of Equity Interest Acquired	Percentage of Voting Interest Held
Medical Corporation Shobikai	100%	0%
Medical Corporation Kowakai	100%	0%
Medical Corporation Nasukai	100%	0%
Medical Corporation Aikeikai	100%	0%
Medical Corporation Jukeikai	100%	0%
Medical Corporation Ritz Cosmetic Surgery	100%	0%

SCHEDULE OF LOCAL CURRENCY EXCHANGE RATES

Translation of amounts from local currency of the Company into US$1 has been made at the following exchange rates:

	March 31, 2025	March 31, 2024
Current JPY:US$1 exchange rate	149.4840	151.3380
Average JPY:US$1 exchange rate	152.5417	148.4462

Translation of amounts from local currency of the Company into US$1 has been made at the following exchange rates:

	December 31, 2024	December 31, 2023
Current JPY: US$1 exchange rate	156.7890	141.0350
Average JPY: US$1 exchange rate	151.4405	140.5261

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

	Depreciation Method	Useful Life
Land	Not depreciated	—
Buildings and facilities attached to buildings	Straight-line method	3 – 47 years
Machinery, equipment and automobiles	Declining balance method	2 – 15 years
Aircraft	Declining balance method	2 – 8 years
Software*	Straight-line method	5 years

*	Represents software that is non-detachable to the hardware.

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS	The estimated useful lives of intangible assets are as follows:
Useful Life
Patent use right	16 years
Trademarks	20 years
Customer Relationships	3 – 4 years
Others	3 years

SCHEDULE OF FAIR VALUE ON A RECURRING BASIS

Assets measured at fair value on a recurring basis as of March 31, 2025 and December 31, 2024 are summarized below.

Fair Value Measurements as of March 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2025
Long-term investments:
Equity investments at fair value with readily determinable fair value	$3,104,332	—	—	$3,104,332

Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Long-term investments:
Equity investments at fair value with readily determinable fair value	$2,478,531	—	—	$2,478,531

Assets measured at fair value on a recurring basis as of December 31, 2024 and 2023 are summarized below.

Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
Long-term investments:
Equity investments at fair value with readily determinable fair value	$2,478,531	—	—	$2,478,531

Fair Value Measurements as of December 31, 2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2023
Long-term investments:
Equity investments at fair value with readily determinable fair value	—	—	—	—